STOCKHOLDERS' EQUITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Proceeds from Issuance of Common Stock	$ (85,565)	$ 0
2016 Offering [Member]
Proceeds from Issuance of Common Stock			$ 1,750,000
Common Stock And Placement Agent Warrants [Member] | 2016 Offering [Member]
Proceeds from Issuance of Common Stock			120,000
Warrant [Member] | 2016 Offering [Member]
Proceeds from Issuance of Common Stock			1,570,000
Rights [Member] | 2016 Offering [Member]
Proceeds from Issuance of Common Stock			$ 60,000